September 11, 2023

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor ETF Trust - Post-Effective Amendment No. 35 (the “Amendment”)
Statement on Form N-1A (the “Amendment”)
1933 Act Registration No. 333-255884
1940 Act Registration No. 811-23661

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Harbor ETF Trust (the “Trust”) certifies that:

a.

the form of the Harbor Multi-Asset Explorer ETF Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment; and

b.	the text of the Amendment was filed with the Commission via EDGAR on September 11, 2023 (Accession No. 0001193125-23-226233) with an effective date of September 11, 2023.

Please do not hesitate to contact the undersigned at (312) 443-4426 if you have any questions.

Sincerely,

/s/Diana R. Podgorny
Diana R. Podgorny
Secretary

Cc:	Christopher P. Harvey, Esq.
Stephanie Capistron, Esq.
Dechert LLP

Charles F. McCain, Esq.
Anmarie S. Kolinski
Erik D. Ojala, Esq.
Harbor ETF Trust

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborcapital.com

Foreside Fund Services, LLC is the Distributor of Harbor ETF Trust